Document and Entity Information	Aug. 07, 2020
Prospectus:
Document Type	497
Document Period End Date	Aug. 07, 2020
Entity Registrant Name	LORD ABBETT INVESTMENT TRUST
Entity Central Index Key	0000911507
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 07, 2020
Document Effective Date	Aug. 07, 2020
Prospectus Date	Apr. 01, 2020